Cash and cash equivalents	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Cash and cash equivalents

19.  Cash and cash equivalents

	December 31,	December 31,
	2022	2021
Petty cash	312	448
Bank balances	6,745,864	6,320,570
Call deposits	2,602,515	202,210
Total cash and cash equivalents	9,348,691	6,523,228

Call deposits represent callable deposits with original maturities of three months or less. The Group’s exposure to interest rate risk and credit risk and a sensitivity analysis for financial assets and liabilities are disclosed in Note 27.